Note 10 - Fair Value Measurement - Non-financial Assets, Measured at Non-recurring Basis (Details) - USD ($)	12 Months Ended			24 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2015
Goodwill, Impairment Loss	$ 0	$ 8,149,525	$ 0
Impairment of Intangible Assets (Excluding Goodwill)	250,360	1,802,125	$ 0	$ 250,360
Fair Value, Measurements, Nonrecurring [Member]
Goodwill, Impairment Loss		(8,149,525)
Impairment of Intangible Assets (Excluding Goodwill)	$ (250,360)	$ (1,802,125)